15. RELATED PARTY TRANSACTIONS (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Related Party Balance #1
Related Party	Epazz Inc
Related Party Transaction, Description of Transaction	Short term advances to affiliates outstanding
Outstanding commitments made by entity, related party transactions	$ 9,095,545	$ 1,918,918
Related Party Balance #2
Related Party	Epazz Inc
Related Party Transaction, Description of Transaction	Long term advances to affiliates outstanding
Outstanding commitments made by entity, related party transactions	$ 15,216,049	13,639,055
Related Party Balance #3
Related Party	Epazz Inc
Related Party Transaction, Description of Transaction	Note receivable Outstanding
Outstanding commitments made by entity, related party transactions	$ 341,850	341,850
Related Party Balance #4
Related Party	GG Mars Capital, Inc.
Related Party Transaction, Description of Transaction	Balance outstanding for revolving line of credit (Notes Payable)
Outstanding commitments made by entity, related party transactions	$ 526,140	992,798
Related Party Balance #5
Related Party	Star Financial Corporation
Related Party Transaction, Description of Transaction	Balance outstanding for revolving line of credit (Notes Payable)
Outstanding commitments made by entity, related party transactions	$ 850,182	1,394,839
Related Party Balance #6
Related Party	Jennings Family Investments, Inc.
Related Party Transaction, Description of Transaction	Balance outstanding for revolving line of credit (Notes Payable)
Outstanding commitments made by entity, related party transactions	$ 4,105,476	3,921,087
Related Party Balance #7
Related Party	LoneStella, LLC
Related Party Transaction, Description of Transaction	Balance outstanding for revolving line of credit (Notes Payable)
Outstanding commitments made by entity, related party transactions	$ 2,347	539,556
Related Party Balance #8
Related Party	Propal Investments, LLC
Related Party Transaction, Description of Transaction	Balance outstanding for Loan
Outstanding commitments made by entity, related party transactions	$ 0	575,000
Related Party Balance #9
Related Party	GG Mars Capital, Inc.
Related Party Transaction, Description of Transaction	Convertible debenture balance
Outstanding commitments made by entity, related party transactions	$ 248,636	$ 163,972
Related Party Stocks and Warrants held #1
Related Party	Epazz Inc
Related Party Transaction, Description of Transaction	Number of Common shares held
Stock & Warrants held by Related Parties	8,367,301	6,367,301
Related Party Stocks and Warrants held #2
Related Party	Epazz Inc
Related Party Transaction, Description of Transaction	Number of Preferred shares held
Stock & Warrants held by Related Parties	11,700,000	11,700,000
Related Party Stocks and Warrants held #3
Related Party	Epazz Inc
Related Party Transaction, Description of Transaction	Number of Super voting shares held
Stock & Warrants held by Related Parties	45,000	45,000
Related Party Stocks and Warrants held #4
Related Party	Dr. Shaun Passley
Related Party Transaction, Description of Transaction	Common shares held
Stock & Warrants held by Related Parties	6,168,205	5,136,459
Related Party Stocks and Warrants held #5
Related Party	Ameritek Ventures, Inc.
Related Party Transaction, Description of Transaction	Common shares held
Stock & Warrants held by Related Parties	1,583,333	1,583,333
Related Party Stocks and Warrants held #6
Related Party	GG Mars Capital, Inc.
Related Party Transaction, Description of Transaction	Common shares held
Stock & Warrants held by Related Parties	2,984,864	1,706,802
Related Party Stocks and Warrants held #7
Related Party	Marie Pindling
Related Party Transaction, Description of Transaction	Common shares held
Stock & Warrants held by Related Parties	6,927	6,927
Related Party Stocks and Warrants held #8
Related Party	Olga Passley
Related Party Transaction, Description of Transaction	Common shares held
Stock & Warrants held by Related Parties	6,927	6,927
Related Party Stocks and Warrants held #9
Related Party	James A. Sherman
Related Party Transaction, Description of Transaction	Common shares held
Stock & Warrants held by Related Parties	405,788	389,915
Related Party Stocks and Warrants held #10
Related Party	Star Financial Corporation
Related Party Transaction, Description of Transaction	Common shares held
Stock & Warrants held by Related Parties	3,345,000	1,400,495
Related Party Stocks and Warrants held #11
Related Party	Craig Passley
Related Party Transaction, Description of Transaction	Common shares held
Stock & Warrants held by Related Parties	153,327	121,581
Related Party Stocks and Warrants held #12
Related Party	Paul J. Piekos
Related Party Transaction, Description of Transaction	Common shares held
Stock & Warrants held by Related Parties	54,981	48,632
Related Party Stocks and Warrants held #13
Related Party	Thomas W. Burns
Related Party Transaction, Description of Transaction	Common shares held
Stock & Warrants held by Related Parties	54,981	48,632
Related Party Stocks and Warrants held #14
Related Party	Neville Brown
Related Party Transaction, Description of Transaction	Common shares held
Stock & Warrants held by Related Parties	20,981	14,632
Related Party Stocks and Warrants held #15
Related Party	Yvonne V. Rattray
Related Party Transaction, Description of Transaction	Common shares held
Stock & Warrants held by Related Parties	27,741	21,392
Related Party Stocks and Warrants held #16
Related Party	Lone Stella LLC
Related Party Transaction, Description of Transaction	Common shares held
Stock & Warrants held by Related Parties	1,135,000	0
Related Party Stocks and Warrants held #17
Related Party	Jennings Family Investments, Inc.
Related Party Transaction, Description of Transaction	Common shares held
Stock & Warrants held by Related Parties	3,500,000	721,755
Related Party Stocks and Warrants held #18
Related Party	Jennings Family Investments, Inc.
Related Party Transaction, Description of Transaction	Preferred Shares held
Stock & Warrants held by Related Parties	200,000	200,000
Related Party Stocks and Warrants held #19
Related Party	Lone Stella LLC
Related Party Transaction, Description of Transaction	Preferred Shares held
Stock & Warrants held by Related Parties	200,000	200,000
Related Party Stocks and Warrants held #20
Related Party	Dr. Shaun Passley
Related Party Transaction, Description of Transaction	Preferred shares held
Stock & Warrants held by Related Parties	3,620,000	3,500,000
Related Party Stocks and Warrants held #21
Related Party	Ameritek Ventures, Inc.
Related Party Transaction, Description of Transaction	Preferred shares held
Stock & Warrants held by Related Parties	750,000	750,000
Related Party Stocks and Warrants held #22
Related Party	GG Mars Capital, Inc.
Related Party Transaction, Description of Transaction	Preferred shares held
Stock & Warrants held by Related Parties	200,000	200,000
Related Party Stocks and Warrants held #23
Related Party	Star Financial Corporation
Related Party Transaction, Description of Transaction	Preferred shares held
Stock & Warrants held by Related Parties	200,000	200,000
Related Party Stocks and Warrants held #24
Related Party	Dr. Shaun Passley
Related Party Transaction, Description of Transaction	Super voting shares held
Stock & Warrants held by Related Parties	10,000	10,000
Related Party Stocks and Warrants held #25
Related Party	Ameritek Ventures, Inc.
Related Party Transaction, Description of Transaction	Super voting shares held
Stock & Warrants held by Related Parties	5,000	5,000
Related Party Stocks and Warrants held #26
Related Party	GG Mars Capital, Inc.
Related Party Transaction, Description of Transaction	Warrants held
Stock & Warrants held by Related Parties	355,396	555,396
Related Party Stocks and Warrants held #27
Related Party	Star Financial Corporation
Related Party Transaction, Description of Transaction	Warrants held
Stock & Warrants held by Related Parties	549,088	549,088
Related Party Stocks and Warrants held #28
Related Party	Jacob Sherman
Related Party Transaction, Description of Transaction	Warrants held
Stock & Warrants held by Related Parties	9,728	9,728
Related Party Stocks and Warrants held #29
Related Party	Jennings Family Investments, Inc.
Related Party Transaction, Description of Transaction	Warrants held
Stock & Warrants held by Related Parties	300,000	500,000
Related Party Stocks and Warrants held #30
Related Party	LoneStella, LLC
Related Party Transaction, Description of Transaction	Warrants held
Stock & Warrants held by Related Parties	210,885	560,885
Related Party Stocks and Warrants held #31
Related Party	Propal Investments, LLC
Related Party Transaction, Description of Transaction	Warrants held
Stock & Warrants held by Related Parties	41,666	41,666